Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2023
Warrant Liability
Schedule of changes to the warrant liability

The following table sets forth the changes to the warrant liability(in thousands):

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2023	$573
Remeasurement of warrant liability	(177)
Foreign currency translation	7
Carrying amount at June 30, 2023	$402

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	(385)
Foreign currency translation	3
Carrying amount at June 30, 2022	$625